Net Loss Per Share - Summary of Antidilutive Securities Excluded From Computation of Earnings Per Share Amount (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible Redeemable Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible redeemable preferred shares	0	110,230,842	85,779,363
Share Options And RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible redeemable preferred shares	930,498